ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Schedule of disposal groups, including discontinued operations	The net income/(loss) from discontinued operations for the year ended December 31, 2022 are as follows:

	Year Ended December 31, 2022
(in thousands of $)	CoolCo	TundraCo	Total
(Loss)/income from discontinued operations	(194,500)	4,880	(189,620)
Gain on disposal	(10,060)	123,230	113,170
Net (loss)/income from discontinued operations	(204,560)	128,110	(76,450)
The following table contains the financial statement line-items presented as discontinued operations following the CoolCo Disposal:

	Period ended January 1, 2023 to May 1, 2023	Year ended December 31, 2022
(in thousands of $)
Time and voyage charter revenues	—	37,289
Vessel and other management fees	262	1,815
Vessel operating expenses	—	(8,466)
Voyage, charterhire and commission expenses	—	(1,229)
Administrative expenses	57	1,906
Project development expenses	—	(62)
Depreciation and amortization	(20)	(5,807)
Impairment of long-lived assets (1)	—	(218,349)
Other operating income	—	4,374
Operating income/(loss)	299	(188,529)

Interest income	—	4
Interest expense, net	—	(4,725)
Other financial items, net	(18)	(799)
Pretax income/(loss) from discontinued operations	281	(194,049)

Income taxes	(15)	(451)
Income/(loss) from discontinued operations	266	(194,500)
Gain/(loss) on CoolCo Disposal (2)	27	(10,060)
Net income/(loss) from discontinued operations	293	(204,560)
(1) Impairment of long-lived assets relates to the impairment charge on the held for sale vessels recognized in accordance with ASC 360 Property, plant and equipment, following their classification as held-for-sale.
(2) During the year ended December 31, 2022, we recognized a loss on the CoolCo Disposal of $10.1 million. This is comprised of carrying values of the assets and liabilities disposed of $355.4 million, partially offset by the proceeds received of $218.2 million cash consideration and 12.5 million shares of CoolCo valued at $127.1 million (based on the respective share price on the phased completion dates).
The following table contains the financial statement line-items presented as discontinued operations following TundraCo's Disposal for the period ended May 31, 2022 as follows:

Period ended January 1, 2022 to May 31, 2022
(in thousands of $)
Time and voyage charter revenues	27,776
Vessel operating expenses	(5,119)
Voyage, charterhire and commission expenses	(10,004)
Administrative expenses	(16)
Depreciation and amortization	(2,955)
Operating income	9,682

Interest expense, net	(4,649)
Other financial items, net	(153)
Pretax income from discontinued operations	4,880

Income taxes	—
Income from discontinued operations	4,880

Gain on disposal of discontinued operations (1)	123,230
Net income from discontinued operations	128,110
(1) Gain on TundraCo Disposal comprised of (i) cash proceeds received of $352.5 million, (ii) a partially offset by the net asset value of Golar LNG NB 13 Corporation of $229.0 million and (iii) related fees incurred in relation to disposal of $0.3 million.